RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due from related parties of the Group
	As of March 31,
	2016	2017
Amount due from a related party	$4,653	$4,538